Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Notes and Accounts Receivable

	December 31
	2012	2013
	US$	US$
Notes receivable	807	251
Trade accounts receivable	39,531	33,296

	40,338	33,547
Allowance for doubtful accounts	(1,634)	(1,275)
Allowance for sales returns and discounts	(1,919)	(1,059)

	36,785	31,213

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	3,118	2,648	1,634
Additions (reversals) charged to expense	(469)	(663)	(359)
Write-offs	(1)	(351)	0

Balance, end of year	2,648	1,634	1,275

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	2,057	2,709	1,919
Additions	3,982	297	1,320
Write-offs	(3,330)	(1,087)	(2,180)

Balance, end of year	2,709	1,919	1,059